John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway,
Leawood, KS 66211
Phone: 913.660.0778 Fax: 913.660.9157
john.lively@1940actlawgroup.com

August 6, 2013

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: Proxy Statement on Schedule 14A for DGHM Investment Trust (the “Trust”) (File Nos. 811-21958 and 333-137775)

Ladies and Gentlemen:

               Enclosed herewith for filing on behalf of the Trust, on behalf of its two series: DGHM All-Cap Value Fund and DGHM V2000 SmallCap Value Fund (the “Funds”), please find a proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934. The Trust is filing the proxy statement to solicit shareholder vote on a proposal to approve a proposed plan of reorganization under which the Funds would reorganize into newly created series (also known as the DGHM All-Cap Value Fund and the DGHM V2000 Small Cap Value Fund) of the World Funds Trust, in a tax-free reorganization.

               If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Sincerely,

/s/ John H. Lively

John H. Lively